Asbestos - Asbestos Adjustments (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 AUD	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)
Change in estimates:
Change in actuarial estimate - asbestos liability	$ (163.0)	(156.4)	$ (67.8)	$ 9.8
Change in actuarial estimate - insurance receivable	27.9		49.8	(0.5)
Change in estimate - AICF claims-handling costs	5.9	5.7	8.4	12.2
Subtotal - Change in estimates	(129.2)		(9.6)	21.5
Write-back of insurance receivables	11.9	11.5
Gain (Loss) on foreign currency exchange	0.2		(6.2)	(107.3)
Total Asbestos Adjustments	$ (117.1)		$ (15.8)	$ (85.8)